Deferred PIS/Cofins taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	R$ 1,280,965	R$ 1,117,804
Deferred current liabilities	89,049
Deferred non current liabilities	1,191,916	1,117,804
P I S Cofins Financial Asset [Member]
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	1,001,566	822,482
P I S Cofins Estimated Revenue [Member]
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	89,049	111,475
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred PIS/Cofins taxes, non current liabilities	R$ 190,350	R$ 183,847